Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Comprise

Prepaid expenses and other current assets comprise:

	As of March 31,
	2012	2013
	US$	US$
Prepaid expenses	798,276	616,327
Supplier advances	168,737	106,143
Rent deposits	297,289	63,799
Other advances and deposits	50,920	70,137
Loans to employees	59,650	70,529
Others	263	248

Total	1,375,135	927,183